Long-term Investments (Detail Textuals)				1 Months Ended						12 Months Ended
		Sep. 14, 2016 USD ($)	Sep. 14, 2016 CNY (¥)	Dec. 18, 2017 USD ($) shares	Aug. 31, 2017 USD ($) shares	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Apr. 30, 2016 USD ($) $ / shares shares	Mar. 28, 2016 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Apr. 15, 2016	Apr. 13, 2016 USD ($)	Apr. 13, 2016 CNY (¥)
Debt Instrument [Line Items]
Acquisition of game IP rights in cash paid										$ 6,615,969		$ 6,156,985
Common stock issuance									$ 10,000,000	11,975,590		10,000,000
Long-term investments										6,975,511		6,654,664	[1]
Increase in investment										$ (35,612)
Impairment of equity method investments	[1]											$ 38,448
Shandong Media
Debt Instrument [Line Items]
Percentage of equity ownership										30.00%		30.00%
Increase in investment	[2]									$ 0
Impairment of equity method investments	[2]									$ 0
Hua Cheng
Debt Instrument [Line Items]
Percentage of equity ownership										39.00%		39.00%
Increase in investment	[3]									$ 0
Impairment of equity method investments	[3]									0
Wecast Internet Limited ("Wecast Internet")
Debt Instrument [Line Items]
Percentage of equity ownership						50.00%	50.00%
Increase in investment						$ 149,750	¥ 1,000,000			(35,612)	[4]
Impairment of equity method investments	[4]									$ 0
Percentage of closed investment ownership										100.00%
Topgame
Debt Instrument [Line Items]
Acquisition of game IP rights in cash paid	[5]									$ 3,365,969		$ 3,156,985
Topgame | SSF
Debt Instrument [Line Items]
Percentage of equity ownership		13.00%	13.00%
Increase in investment		$ 584,000	¥ 3,900,000
Frequency
Debt Instrument [Line Items]
Acquisition of game IP rights in cash paid	[6]									3,000,000		3,000,000
Delaware Board of Trade Holdings, Inc. ("DBOT")
Debt Instrument [Line Items]
Acquisition of game IP rights in cash paid	[7]									$ 250,000		$ 0
Purchase of shares | shares					187,970
Long-term investments					$ 250,000
Delaware Board of Trade Holdings, Inc. ("DBOT") | Maximum
Debt Instrument [Line Items]
Percentage of equity ownership					4.00%
Game IP Rights | SSS | SSF
Debt Instrument [Line Items]
Acquisition of game IP rights in cash															$ 2,700,000	¥ 18,000,000
Capital Increase Agreement | Topgame | SSF
Debt Instrument [Line Items]
Percentage of equity ownership														13.00%
Series A Preferred Stock Purchase Agreement | Frequency
Debt Instrument [Line Items]
Purchase of shares | shares								8,566,271
Percentage of equity ownership								9.00%
Common stock issuance								$ 3,000,000
Preferred stock non-cumulative dividends rate per share | $ / shares								$ 0.02548
Preferred stock convertible into common stock basis								1:1
Preferred stock liquidation preference per share | $ / shares								$ 0.42467
Stock Purchase Agreement | Delaware Board of Trade Holdings, Inc. ("DBOT")
Debt Instrument [Line Items]
Purchase of shares | shares				2,543,546
Common stock issuance				$ 1,627,869

[1]	The above consolidated balance sheets present the Wecast Services Limited and Wide Angle Group Limited acquired from BT Capital Global Limited ("BT") on January 30 and January 31, 2017, respectively as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 5 "Acquisition")
[2]	Investment in Shandong Media As of the years ended December 31 2017 and 2016, the Company held 30% equity ownership in Shandong Media, and accounts for the investment by the equity method. The investment was fully impaired as of December 31, 2017 and 2016.
[3]	Investment in Hua Cheng As of the years ended December 31, 2017 and 2016, the Company held 39% equity ownership in Hua Cheng, and accounted for the investment by the equity method.
[4]	Investment in Wecast Internet In October 2016, the Company's subsidiary, YOU On Demand (Asia) Ltd., invested RMB 1,000,000 (approximately $149,750) in Wecast Internet Limited ("Wecast Internet") and held its 50% equity ownership. In 2017, Wecast Internet closed its 100% owned subsidiary and the Company received $35,612 previous capital investment, and expects to receive the remaining from Wecast Internet in 2018.
[5]	Investment in Topgame On April 13, 2016, SSF entered into a Game Right Assignment Agreement with SSS for the acquisition of certain game IP rights ("Game IP Rights") for approximately $2.7 million (RMB18 million) in cash. On April 15, 2016, SSF entered into a Capital Increase Agreement with Nanjing Tops Game Co., Ltd. ("Topsgame") and its shareholders whereby SSF transferred the Game IP Rights acquired from SSS to Topsgame in exchange for 13% of Topsgame's equity ownership. Topsgame is a PRC company that specializes in the independent development and operation of online, stand-alone and other games as well as the distribution of domestic and overseas games. The Company's 13% ownership interest does not provide the Company with the right to nor does the Company have representation on the board of directors of Topsgame. The Company has recognized the cost of the investment in Topsgame, which is a private company with no readily determinable fair value, based on the acquisition cost of Game IP Rights of approximately $2.7 million and accounts for the investment by the cost method. On September 14, 2016, SSF increased its investment in Topsgame by RMB 3,900,000 (approximately $584,000) and maintained its 13% equity ownership of Topsgame. The investment continued to be accounted for using the cost method. The Company plans to sell investment in Topgame.
[6]	Investment in Frequency In April 2016, the Company and Frequency Networks Inc. ("Frequency") entered into a Series A Preferred Stock Purchase Agreement (the "SPA") for the purchase of 8,566,271 shares of Series A Preferred Stock, Frequency (the "Frequency Preferred Stock") for a total purchase price of $3 million. The 8,566,271 Series A Preferred Stock represent 9% ownership and voting interest on an as converted basis and does not provide the Company with the right to nor does the Company have representation on the board of directors of Frequency. The Frequency Preferred Stock is entitled to non-cumulative dividends at the rate of $0.02548 per share per annum, declared at the discretion of Frequency's board of directors. The Frequency Preferred Stock is also convertible into shares of Frequency common stock at the Company's election any time after issuance on a 1:1 basis, subject to certain adjustment. Each share of Frequency Preferred Stock also has a liquidation preference of $0.42467 per share, plus any declared but unpaid dividends. The Company has recognized the cost of the investment in Frequency, which is a private company with no readily determinable fair value, at its cost of $3 million and accounts for the investment by the cost method. There were no identified events or changes in circumstances that may have had a significant adverse effect on the fair value of our cost method investments, accordingly the fair value of our cost method investments are not estimated.
[7]	Investment in DBOT In August, 2017, the Company made a strategic investment of US$250,000 in the Delaware Board of Trade Holdings, Inc. ("DBOT") to acquire 187,970 common shares. DBOT is an approved and licensed FINRA- and SEC-regulated electronic trading platform with operations in Delaware. One of our subsidiaries is powered by DBOT's platform, trading system and technology. The Company accounts for this investment using the cost method, as the Company owns less than 4% of the common shares and the Company has no significant influence over DBOT. On December 18, 2017, the Company enters into stock purchase agreement with certain existing DBOT shareholders to acquire their owned shares of common stock of DBOT in an aggregate amount of 2,543,546 shares. To acquire those shares, the Company agreed to issue in the aggregate amount of 1,627,869 SSC common stock. The closing of this transaction shall occur within 30 days of the execution of this agreement, and therefore the Company did not issue the shares and recorded it as investment as of December 31, 2017.